Dummy ID	Loan Number	Loan Number 2	Borrower Last Name	Property State	Note Date	Loan Purpose	TPR QM ATR Status	Initial Overall Loan Grade	Final Overall Loan Grade	Exception Category	Exception Subcategory	Exception Code	Final Exception Status	Initial Exception Grade	Final Exception Grade	Exception	Exception Detail	Follow-up Comments (Exception Response)	Exception Conclusion Comments	Compensating Factors	Curable Status	Loan Status	Review Date	Cleared Date	Cured Date	Exception Date
05L0UNUCUHJ	xx		xx	Florida	xx	Purchase	Not Covered/Exempt	3	1	Legal Docs	Doc Issue	05L0UNUCUHJ-V7TJ126N	Resolved	3	R	* Amount of title insurance is less than mortgage amount (Lvl R)
The amount of proposed Lender's coverage on the Title Commitment/Preliminary Title is less than the loan amount.  The document reflects coverage in the amount of xx. however, the Note reflects a loan amount ofxx

11/09/2021: Resolved as Updated Title commitment covering Loan amount provided by the client resolves the condition.
																		11/09/2021: Resolved as Updated Title commitment covering Loan amount provided by the client resolves the condition.	11/09/2021: Resolved as Updated Title commitment covering Loan amount provided by the client resolves the condition.			QC Complete	11/09/2023	11/09/2023	11/09/2023	11/08/2021
EK1K1LSTYEK	xx		xx	Florida	xx	Cash Out	Not Covered/Exempt	2	2	Credit	Guidelines	EK1K1LSTYEK-J587LE2V	Waived	2	W	* Loan does not conform to program guidelines (Lvl W)	The borrower only has 6 months of short-term rental history, which is less than the guidelines' requirement of 12 months. A copy of an exception approval letter is available in the loan file.
FICO: 801 exceeds the minimum requirement of FICO of 680.

Reserves: The 155 months of available reserves are more than the guideline requirement of 6 months.

DSCR: 2.85 exceeds the minimum requirement of DSCR of 0.75.
																						QC Complete	11/10/2023			11/10/2023
GF44ZEXCFQ5	xx		xx	Texas	xx	Cash Out	Not Covered/Exempt	3	1	Credit	Doc Issue	GF44ZEXCFQ5-U1CA63D2	Resolved	3	R	* Application Missing (Lvl R)	Initial 1003 is missing in the loan file. Please provide a copy signed 1003. 12/15/2021 - Signed Initial Application provided by the seller which resolves the condition	12/15/2021 - Signed Initial Application provided by the seller which resolves the condition	12/15/2021 - Signed Initial Application provided by the seller which resolves the condition			QC Complete	12/10/2021	12/15/2021	12/15/2021	12/10/2021
VKDYVK1NG3N	xx		xx	New Jersey	xx	Purchase	Not Covered/Exempt	3	1	Legal Docs	Doc Issue	VKDYVK1NG3N-HI5N7YPL	Resolved	3	R	* Mortgage missing / unexecuted (Lvl R)	A copy of the Recorded Mortgage/Deed of Trust is missing in the Loan Documents. 02/22/2022: The copy of Mortgage provided by the client resolves the condition.	02/22/2022: The copy of Mortgage provided by the client resolves the condition.	02/22/2022: The copy of Mortgage provided by the client resolves the condition.			QC Complete	02/21/2022	02/22/2022	02/22/2022	02/21/2022
KJZ5GXCMHHD	xx		xx	Pennsylvania	xx	Cash Out	Not Covered/Exempt	3	1	Servicing	Title Review	KJZ5GXCMHHD-YIFAJHDK	Resolved	3	R	* Active Judgment Against Borrower (Lvl R)
Missing Satisfaction of Judgment or Release for Docket: #xx in the Amount: xx reflecting on the Title report which is to be settled at closing.

02/17/2022: The copy of Judgment release provided by client resolves the condition.
																		02/17/2022: The copy of Judgment release provided by client resolves the condition.	02/17/2022: The copy of Judgment release provided by client resolves the condition.			QC Complete	11/09/2023	11/09/2023	11/09/2023	02/15/2022
YKKTDKZQNNK	xx		xx	Pennsylvania	xx	Refinance	Not Covered/Exempt	3	1	Credit	Doc Issue	YKKTDKZQNNK-S0SYUG51	Resolved	3	R	* Collections, liens or judgments not paid at closing (Lvl R)
Missing Satisfaction of Judgment or Release for Docket: xx in the Amount: xx reflecting on the Title report which is to be settled at closing.

02/17/2022: The copy of Judgment release provided by client resolves the condition.
																		02/17/2022: The copy of Judgment release provided by client resolves the condition.	02/17/2022: The copy of Judgment release provided by client resolves the condition.			QC Complete	11/09/2023	11/09/2023	11/09/2023	02/15/2022
JFKZTH3HZB3	xx		xx	Pennsylvania	xx	Cash Out	Not Covered/Exempt	3	1	Servicing	Title Review	JFKZTH3HZB3-YIFAJHDK	Resolved	3	R	* Active Judgment Against Borrower (Lvl R)
Missing Satisfaction of Judgment or Release for Docket: xx in the Amount: xx reflecting on the Title report which is to be settled at closing.

02/17/2022: The copy of Judgment release provided by client resolves the condition.
																		02/17/2022: The copy of Judgment release provided by client resolves the condition.	02/17/2022: The copy of Judgment release provided by client resolves the condition.			QC Complete	11/09/2023	11/09/2023	11/09/2023	02/15/2022
CTIBTH13NUJ	xx		xx	Pennsylvania	xx	Refinance	Not Covered/Exempt	3	1	Credit	Doc Issue	CTIBTH13NUJ-S0SYUG51	Resolved	3	R	* Collections, liens or judgments not paid at closing (Lvl R)
Missing Satisfaction of Judgment or Release for Docket: xx in the Amount: xx reflecting on the Title report which is to be settled at closing.

02/17/2022: The copy of Judgment release provided by client resolves the condition.
																		02/17/2022: The copy of Judgment release provided by client resolves the condition.	02/17/2022: The copy of Judgment release provided by client resolves the condition.			QC Complete	02/14/2022	02/17/2022	02/17/2022	02/14/2022
OVZIXADYGHC	xx		xx	Pennsylvania	xx	Refinance	Not Covered/Exempt	3	1	Credit	Doc Issue	OVZIXADYGHC-S0SYUG51	Resolved	3	R	* Collections, liens or judgments not paid at closing (Lvl R)
Missing Satisfaction of Judgment or Release for Docket: xx in the Amount: xx reflecting on the Title report which is to be settled at closing.

02/17/2022: The copy of Judgment release provided by client resolves the condition.
																		02/17/2022: The copy of Judgment release provided by client resolves the condition.	02/17/2022: The copy of Judgment release provided by client resolves the condition.			QC Complete	02/15/2022	02/17/2022	02/17/2022	02/15/2022
LKUAGPQFDDM	xx		xx	Pennsylvania	xx	Refinance	Not Covered/Exempt	3	1	Servicing	Title Review	LKUAGPQFDDM-YIFAJHDK	Resolved	3	R	* Active Judgment Against Borrower (Lvl R)
Missing Satisfaction of Judgment or Release for Docket: xx in the Amount: xx reflecting on the Title report which is to be settled at closing.

02/17/2022: The copy of Judgment release provided by client resolves the condition.
																		02/17/2022: The copy of Judgment release provided by client resolves the condition.	02/17/2022: The copy of Judgment release provided by client resolves the condition.			QC Complete	02/14/2022	02/17/2022	02/17/2022	02/14/2022
MPNC1UITYAO	xx		xx	Pennsylvania	xx	Refinance	Not Covered/Exempt	3	1	Servicing	Title Review	MPNC1UITYAO-WPX8O678	Resolved	3	R	* Active State Tax Lien Judgement. (Lvl R)
Missing Satisfaction of Judgment or Release for Docket: xx in the Amount: xx reflecting on the Title report which is to be settled at closing.

02/17/2022: The copy of Judgment release provided by client resolves the condition.
																		02/17/2022: The copy of Judgment release provided by client resolves the condition.	02/17/2022: The copy of Judgment release provided by client resolves the condition.			QC Complete	02/15/2022	02/17/2022	02/17/2022	02/15/2022
10IAL5P4CGN	xx		xx	Pennsylvania	xx	Refinance	Not Covered/Exempt	3	1	Credit	Doc Issue	10IAL5P4CGN-S0SYUG51	Resolved	3	R	* Collections, liens or judgments not paid at closing (Lvl R)
Missing Satisfaction of Judgment or Release for Docket: xx in the Amount: xx reflecting on the Title report which is to be settled at closing.

02/17/2022: The copy of Judgment release provided by client resolves the condition.
																		02/17/2022: The copy of Judgment release provided by client resolves the condition.	02/17/2022: The copy of Judgment release provided by client resolves the condition.			QC Complete	02/15/2022	02/17/2022	02/17/2022	02/15/2022
VVME24XPGGC	xx		xx	Arizona	xx	Refinance	Non-QM/Compliant	3	1	Compliance	Compliance	VVME24XPGGC-KCK2O87U	Resolved	3	R	* 0% Tolerance Fees test fail (Lvl R)
"TRID Violation due to a fee increase on CD dated 07/23/2021.  LE dated 03/05/2021 reflects a Mortgage Broker Fee at$10,778.00, however, Revised CD dated 07/XX/2021 reflects the Mortgage Broker Fee at $10,822.50.  This is a fee increase of +$44.50 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees." Required valid COC and cost to cure.

10/22/2021 - Received COC for TRID tolerance fail & condition resolved.
																		10/22/2021 - Received COC for TRID tolerance fail & condition resolved.	10/22/2021 - Received COC for TRID tolerance fail & condition resolved.			QC Complete	11/09/2023	11/09/2023	11/09/2023	11/09/2023
VVME24XPGGC	xx		xx	Arizona	xx	Refinance	Non-QM/Compliant	3	1	Compliance	Compliance	VVME24XPGGC-RO3KRP0K	Resolved	3	R	* TRID Violations (Lvl R)	This loan failed the revised closing disclosure delivery date test, Required Disclosure tracking sheet. 10/22/2021 - Received COC for TRID tolerance fail & condition resolved.	10/22/2021 - Received COC for TRID tolerance fail & condition resolved.	10/22/2021 - Received COC for TRID tolerance fail & condition resolved.			QC Complete	11/09/2023	11/09/2023	11/09/2023	11/09/2023
0ZDH5OZVQDO	xx		xx	Arkansas	xx	Purchase	Non-QM/Compliant	4	1	Legal Docs	Doc Issue	0ZDH5OZVQDO-2XRZ4V9U	Resolved	3	R	* Note is missing or unexecuted (Lvl R)	Note document is missing in the loan file. Received xx_xx_legal including Note	Received xx_xx_legal including Note	Received xx_xx_legal including Note			QC Complete	11/09/2023	11/09/2023	11/09/2023	01/20/2022
0ZDH5OZVQDO	xx		xx	Arkansas	xx	Purchase	Non-QM/Compliant	4	1	Compliance	Compliance	0ZDH5OZVQDO-KMWEVJ70	Resolved	3	R	* HUD-1 Closing Statement missing or unsigned (Lvl R)	Final Closing Disclosure is missing in this package. 10/26/2021:Final Closing Disclosure has been received.Condition Resolved.	10/26/2021:Final Closing Disclosure has been received.Condition Resolved.	10/26/2021:Final Closing Disclosure has been received.Condition Resolved.			QC Complete	11/09/2023	11/09/2023	11/09/2023	09/30/2021
0ZDH5OZVQDO	xx		xx	Arkansas	xx	Purchase	Non-QM/Compliant	4	1	Compliance	Compliance	0ZDH5OZVQDO-L5G0OVLJ	Resolved	3	R	* Missing Initial Closing Disclosure (Lvl R)	Initial Closing Disclosure is missing in this package. 10/26/2021:Initial Closing disclosure has been received.Condition resolved.	10/26/2021:Initial Closing disclosure has been received.Condition resolved.	10/26/2021:Initial Closing disclosure has been received.Condition resolved.			QC Complete	11/09/2023	11/09/2023	11/09/2023	09/30/2021
0ZDH5OZVQDO	xx		xx	Arkansas	xx	Purchase	Non-QM/Compliant	4	1	Compliance	Compliance	0ZDH5OZVQDO-O5S9HFJ8	Resolved	4	R	* Federal Higher Price Mortgage Loan (Lvl R)
12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test: Charged XXX% Allowed XXX% Over by +XXX%

This loan is compliant with regulation 1026.35.
																		This loan is compliant with regulation 1026.35.	This loan is compliant with regulation 1026.35.			QC Complete	11/09/2023	11/09/2023	11/09/2023	11/09/2023
0ZDH5OZVQDO	xx		xx	Arkansas	xx	Purchase	Non-QM/Compliant	4	1	Servicing	Title Review	0ZDH5OZVQDO-CKH698F0	Resolved	3	R	* Updated Title Review missing (Lvl R)
Preliminary Title Report/Title Commitment along with 24 month Chain Of Title / CPL / Wiring instructions if required.

10/23/2021:Title Commitment dated 04/XX/2021 with 24 Month Chain has been provided.COndition resolved.
																		10/23/2021:Title Commitment dated 04/XX/2021 with 24 Month Chain has been provided.COndition resolved.	10/23/2021:Title Commitment dated 04/XX/2021 with 24 Month Chain has been provided.COndition resolved.			QC Complete	11/09/2023	11/09/2023	11/09/2023	09/30/2021
SIWROIP2IZY	xx		xx	Michigan	xx	Purchase	Non-QM/Compliant	4	1	Compliance	Compliance	SIWROIP2IZY-O5S9HFJ8	Resolved	4	R	* Federal Higher Price Mortgage Loan (Lvl R)
12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test: Charged Xxx% Allowed XXX%  Over by +XXX%

This loan is compliant with regulation 1026.35.
																		This loan is compliant with regulation 1026.35.	This loan is compliant with regulation 1026.35.			QC Complete	11/09/2023	11/09/2023	11/09/2023	11/09/2023
UFVSE1KQPFF	xx		xx	New Jersey	xx	Cash Out	Non-QM/Compliant	3	1	Compliance	Compliance	UFVSE1KQPFF-1UJL4VOR	Resolved	3	R	* Missing Initial LE (Lvl R)	Initial Loan Estimate is missing in file. 10/25/2021 : Initial LE provided and resolves the condition	10/25/2021 : Initial LE provided and resolves the condition	10/25/2021 : Initial LE provided and resolves the condition			QC Complete	11/09/2023	11/09/2023	11/09/2023	11/09/2023
JB1A1WWVSQR	xx		xx	New York	xx	Purchase	Non-QM/Compliant	4	2	Credit	Guidelines	JB1A1WWVSQR-LDSH8FXN	Waived	4	W	* Mortgage/Rental lates exceed guidelines (Lvl W)
Mortgage lates of 1x30, 1x60, and 1x120 within the last 12 months for account xx with account number xx do not meet the 0x30x12 guideline requirement.

A copy of an exception approval letter has been received.

FICO: 645 exceeds the minimum requirement of FICO of 640.

Reserves: The 39 months of available reserves are more than the guideline requirement of 6 months.

Length of Employment: 12 years with the same business exceeds the minimum requirement of 2 years.
																						QC Complete	11/09/2023			10/21/2021
JB1A1WWVSQR	xx		xx	New York	xx	Purchase	Non-QM/Compliant	4	2	Credit	Credit	JB1A1WWVSQR-S2ZFXZ4L	Resolved	3	R	* Inquiries (Lvl R)
Letter of explanation for the following recent credit inquiries: 7/06/2021 xx; 06/30/2021 xx; xx; 06/09/2021 xx; xx; 04/23/2021 xx; xx; 04/22/2021 xx; xx -  Borrower(s) to disclose if any new debts resulted from reported inquires.

Resolved - Received LOX reflecting no new account opened
																		Resolved - Received LOX reflecting no new account opened	Resolved - Received LOX reflecting no new account opened			QC Complete	11/09/2023	11/09/2023	11/09/2023	10/20/2021
JB1A1WWVSQR	xx		xx	New York	xx	Purchase	Non-QM/Compliant	4	2	Compliance	Compliance	JB1A1WWVSQR-O5S9HFJ8	Resolved	4	R	* Federal Higher Price Mortgage Loan (Lvl R)
12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test: Charged XXXX%  Allowed XXXX% Over by +XXXX%

This loan is compliant with regulation 1026.35.
																		This loan is compliant with regulation 1026.35.	This loan is compliant with regulation 1026.35.			QC Complete	11/09/2023	11/09/2023	11/09/2023	11/09/2023
4Q01L4LSSIA	xx		xx	New York	xx	Purchase	Non-QM/Compliant	4	1	Compliance	Compliance	4Q01L4LSSIA-O5S9HFJ8	Resolved	4	R	* Federal Higher Price Mortgage Loan (Lvl R)
12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test: Charged XXXX% Allowed XXXX% Over by +XXXX%

This loan is compliant with regulation 1026.35.
																		This loan is compliant with regulation 1026.35.	This loan is compliant with regulation 1026.35.			QC Complete	11/09/2023	11/09/2023	11/09/2023	11/09/2023
4Q01L4LSSIA	xx		xx	New York	xx	Purchase	Non-QM/Compliant	4	1	Legal Docs	Doc Issue	4Q01L4LSSIA-2XRZ4V9U	Resolved	3	R	* Note is missing or unexecuted (Lvl R)	NOTE document is missing. 12/02/2021:Note document received.Conditon resolved.	12/02/2021:Note document received.Conditon resolved.	12/02/2021:Note document received.Conditon resolved.			QC Complete	11/09/2023	11/09/2023	11/09/2023	10/12/2021
2EH02CP1NGK	xx		xx	California	xx	Purchase	Not Covered/Exempt	2	2	Credit	Guidelines	2EH02CP1NGK-J587LE2V	Waived	2	W	* Loan does not conform to program guidelines (Lvl W)
The borrower doesn't own a primary residence. Lives rent free with daughter in free & clear home. investment home is 4hrs away from where borrower works.

A copy of an exception approval letter is available in the loan file.
																				LTV: xx LTV is lower than the maximum 90.00% guideline requirement. FICO: 807 exceeds the minimum requirement of FICO of 760. DTI: 8.33% DTI is less than the maximum guideline requirement of 50.00%.		QC Complete	03/15/2022			03/15/2022
5RTTFPFZ1PB	xx		xx	California	xx	Cash Out	Not Covered/Exempt	3	1	Credit	Doc Issue	5RTTFPFZ1PB-U1CA63D2	Resolved	3	R	* Application Missing (Lvl R)	Final 1003 Application Missing 4/25/2022 - Received final 1003 and condition is resolved	5/2022 - Received final 1003 and condition is resolved	5/2022 - Received final 1003 and condition is resolved			QC Complete	03/15/2022	04/25/2022	04/25/2022	03/15/2022
1FZBKT10VXP	xx		xx	Texas	xx	Purchase	Not Covered/Exempt	3	1	Legal Docs	Doc Issue	1FZBKT10VXP-V99AA17R	Resolved	3	R	* Prepayment Rider Missing (Lvl R)
Provide a copy of Prepayment Rider as it is missing in the file.

4/25/2022 - Received confirmation from client that Prepayment Rider is not required on out of State Deed of Trust only the Prepayment Addendum to Note and condition is resolved
																		4/25/2022 - Received confirmation from client that Prepayment Rider is not required on out of State Deed of Trust only the Prepayment Addendum to Note and condition is resolved	4/25/2022 - Received confirmation from client that Prepayment Rider is not required on out of State Deed of Trust only the Prepayment Addendum to Note and condition is resolved			QC Complete	03/16/2022	04/25/2022	04/25/2022	03/15/2022
30WL0SAAHN3	xx		xx	California	xx	Purchase	Non-QM/Compliant	3	1	Credit	Credit	30WL0SAAHN3-UDN50XOG	Resolved	3	R	* Borrower Identity Missing (Lvl R)	Borrower ID is missing in the loan file Resolved 02/28/2024: A copy of USA Patriot Act Information Form is received.	Resolved 02/28/2024: A copy of USA Patriot Act Information Form is received.	Resolved 02/28/2024: A copy of USA Patriot Act Information Form is received.			QC Complete	11/10/2023	02/28/2024	02/28/2024	10/11/2021